Additional information on operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Depreciation, Amortization and Impairment Charges
Depreciation, amortization and impairment charges are included in the following line items of the 2023 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right-of-use assets	Impairment of goodwill, tangible and intangible assets

Cost of sales	3 085	74	44	-
Distribution expenses	139	12	351	-
Sales and marketing expenses	291	260	274	-
Administrative expenses	313	375	137	-
Other operating expenses	5	25	-	-
Exceptional items	-	6	-	20
Depreciation, amortization and impairment	3 833	752	806	20
Depreciation, amortization and impairment charges are included in the following line items of the 2022 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right-of-use assets	Impairment of goodwill, tangible and intangible assets

Cost of sales	3 008	78	36	-
Distribution expenses	162	13	233	-
Sales and marketing expenses	298	152	236	-
Administrative expenses	299	416	124	-
Other operating expenses	19	-	-	-
Exceptional items	-	-	-	4
Depreciation, amortization and impairment	3 786	659	629	4
Depreciation, amortization and impairment charges are included in the following line items of the 2021 consolidated income statement:

Million US dollar (restated)	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right-of-use assets	Impairment of goodwill, tangible and intangible assets

Cost of sales	2 782	91	39	-
Distribution expenses	136	10	176	-
Sales and marketing expenses	319	223	249	-
Administrative expenses	306	327	110	-
Other operating expenses	3	-	-	-
Exceptional items	-	-	-	281
Depreciation, amortization and impairment	3 546	651	574	281